INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Schedule of Investments in equity investees

The Group’s investments comprise the following:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited ("System Link") <1>	—	—	—
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”) <2>	6,146,104	—	—
Maxline Holdings Limited (“Maxline”) <6>	1,367,285	—	—
Leading Choice Holdings Limited (“Leading Choice”) <7>	—	—	—

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,436,410
T3 Entertainment Co., Ltd. (“T3”) <3>	24,892,921	—	—
Smartposting Co, Ltd. (“Smartposting”) <4>	2,809,808	—	—
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”) <5>	—	—	—
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”) <8>	—	—	—
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <9>	—	—	—
Plutux Limited (“Plutux”) <10>	—	—	—
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin") <11>	—	—	—

Total	45,216,118	10,000,000	1,436,410